RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Oct. 31, 2021 shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
IfrsStatementLineItems [Line Items]
Rent expense		$ 77,000	$ 71,000	$ 65,000
Accounts payable and accrued liabilities		45,000	63,000	5,500	$ 504,314	$ 564,663
Related party expenses		$ 59,500	36,000	48,000
Stock options granted | shares	500,000
Loan description		Pursuant to the loan agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% of GR Michigan LLC, respectively. Third parties obtained 4% as part of the same financing (Note 12.4), such that GR Michigan has a 13% non-controlling interest (Note 30).
Number of PBIC common stock issued | shares		30,000,000
Individuals [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares		500,000
Chief Strategy Officer [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities			6,000	25,054
Marketing and promotion services			183,674	239,568
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares		750,000
Chief Market Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares		750,000
Chief Accounting Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares		250,000
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		$ 441,424	$ 392,152	94,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Payment for vehicles and equipment		21,050
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		$ 1,946		$ 14,000